Other Non-Operating Income/Expense, Net (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss		€ (12)	€ (210)	€ (230)
Miscellaneous income/expense, net		(24)	(23)	(26)
Other non-operating income/expense, net	$ (44)	(36)	(234)	(256)
Thereof from financial assets/liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss		180	(38)	(12)
Thereof from loans and receivables
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss		96	26	(213)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss		€ (317)	€ (174)	€ (2)